December 19, 2002

VIA EDGAR
---------
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC 20549

Attention:        Office of Filings, Information & Consumer Services

         RE:      The Gabelli Utilities Fund (the "Fund")
                  File Nos. 333-81209 and 811-09397
                  ----------------------------------
Dear Sir or Madam:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectus (relating to Class A Shares, Class B Shares and Class C Shares) for the above-named Fund does not differ from that contained in Post-Effective Amendment No. 3 (the "Amendment") to the Fund's Registration Statement on Form N-1A. The Amendment was filed electronically on May 1, 2002 (Accession #0000935069-02-000394).

         If you have any questions concerning this filing, you may contact the undersigned at (617) 535-0533.


                                           Very truly yours,

                                           /s/ Jennifer A. English
                                           Jennifer A. English
                                           Regulatory Administration Specialist

cc:      B. Alpert - Gabelli Funds, LLC
         J. McKee - Gabelli Funds, LLC
         R. Prins - Skadden, Arps, Slate, Meagher & Flom
         T. Hamlin
         L. Dowd